UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ritchie Capital Management, LLC
Address: 801 Warrenville Drive
         Suite 650
         Lisle, IL  60532

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bill Hobbs
Title:     General Counsel
Phone:     (212) 351-2993

Signature, Place, and Date of Signing:

     Bill Hobbs     Lisle, IL     November 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $4,234 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CAPE BANCORP INC               COM              13920910       196    21493 SH       Sole                    21493
CAPITAL BK CORP                COM              13979310       149    15900 SH       Sole                    15900
CENTRAL BANCORP INC MASS       COM              15241810       144    12600 SH       Sole                    12600
CENTRAL FED CORP               COM              15346Q10        52    15000 SH       Sole                    15000
CITIGROUP INC                  COM              17296710       205    10000 SH       Sole                    10000
CITIZENS FIRST BANCORP INC D   COM              17461R10        62    11500 SH       Sole                    11500
CITIZENS SOUTH BKG CP DEL      COM              17668210       179    25557 SH       Sole                    25557
COMMUNITY CENTRAL BANK CORP    COM              20363J10       294    84012 SH       Sole                    84012
COMMUNITY WEST BANCSHARES      COM              20415710       281    51200 SH       Sole                    51200
COVIDIEN LTD                   COM              G2552X10       314     5850 SH       Sole                     5850
EDGE PETE CORP DEL             COM              27986210       714   398602 SH       Sole                   398602
FIRST BANKSHARES INC VA        COM              31928A10        62    13200 SH       Sole                    13200
FIRST FED NORTHN MICH BANCOR   COM              32021X10       105    20000 SH       Sole                    20000
GS FINL CORP                   COM              36227410       321    19200 SH       Sole                    19200
HERITAGE COMMERCE CORP         COM              42692710       152    10000 SH       Sole                    10000
HERITAGE OAKS BANCORP          COM              42724R10       236    31085 SH       Sole                    31085
HMN FINL INC                   COM              40424G10       123    10000 SH       Sole                    10000
NEWBRIDGE BANCORP              COM              65080T10       144    31993 SH       Sole                    31993
PACIFIC PREMIER BANCORP        COM              69478X10       122    24000 SH       Sole                    24000
PEOPLES UNITED FINANCIAL INC   COM              71270410       292    15200 SH       Sole                    15200
SOUTHERN CONN BANCORP INC      COM              84264A10        87    14300 SH       Sole                    14300